RELATED PARTY TRANSACTIONS -Controlling Interest (Details) - Julio Patricio Supervielle [member] - ARS ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Capital interest	$ 35.12	$ 57.89
Vote's interest	35.86%	69.40%